Revenue - Summary of Contract Assets and Contract liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Apr. 01, 2022	Mar. 31, 2022	Apr. 01, 2021
Receivables from contracts with customers [abstract]
Receivables from contracts with customers	[1]	¥ 1,679,106	¥ 1,382,377	¥ 1,382,377	¥ 1,177,027
Contract assets	[2]	19,355	16,785	16,785	12,204
Contract liabilities	[3]	¥ 508,454	¥ 366,227	¥ 366,227	¥ 294,911

[1]	Receivables from contracts with customers are included in the consolidated statements of financial position as “Trade and other receivables, and contract assets” and “Other financial assets,” non-current.
[2]	Contract assets are included in the consolidated statements of financial position as “Trade and other receivables, and contract assets” and “Other non-current assets.”
[3]	Contract liabilities are included in the consolidated statements of financial position as “Other current liabilities” and “Other non-current liabilities.”